Convertible note liability - fair value of the convertible notes combined discounted cash flow approach (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($) $ / shares	Mar. 31, 2024 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Financial instruments at fair value	$ 2,636,197	$ 2,636,197		$ 11,349,497
Fair value gain on convertible note	(1,585,739)	(4,437,063)		5,157,397
Convertible note liability
Disclosure of detailed information about borrowings [line items]
Note principal amount						$ 185,976	$ 3,125,000
Financial instruments at fair value	$ 48,281	48,281		7,657,397
Fair value gain on convertible note		$ (4,437,063)	$ 0	$ (5,157,397)	$ 0
Convertible note liability | Share price
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input | $ / shares	7.5	7.5		85.5		7.5	85.5
Convertible note liability | Prepayment Amount
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	130	130		130		130	130
Convertible note liability | Conversion price
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input | $ / shares	28.13	28.13				28.13
Convertible note liability | Discount rate shares
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	3.63	3.63		4.43		3.63	4.43
Convertible note liability | Discount rate cash
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	17.47	17.47		20.83		17.47	20.83
Convertible note liability | Volatility annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	100	100		100		100	100
Convertible note liability | Volatility daily
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	6.3	6.3		6.3		6.3	6.3
Convertible note liability | Risk free annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	3.63	3.63		4.43		3.63	4.43